Derivative Financial Instruments	12 Months Ended
Dec. 31, 2020
Derivative Financial Instruments
Derivative Financial Instruments

26. Derivative Financial Instruments

The fair value of the derivative assets is as follows:

	As of
	December 31,
	2019	2020
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	18	—
Forward foreign exchange contracts	389	327
Derivative assets designated and effective as hedging instruments carried at fair value
Cross currency swaps	3,594	5,768
Total	4,001	6,095
Derivative financial instruments, current assets	429	534
Derivative financial instruments, non-current assets	3,572	5,561
Total	4,001	6,095

The fair value of the derivative liabilities is as follows:

	As of
	December 31,
	2019	2020
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	49,891	113,855
Forward foreign exchange contracts	41	—
Total	49,932	113,855
Derivative financial instruments, current liability	8,095	35,415
Derivative financial instruments, non-current liability	41,837	78,440
Total	49,932	113,855

Interest rate swap agreements

The Group enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Group’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the bank counterparty effects quarterly floating-rate payments to the Group for the notional amount based on the LIBOR, and the Group effects quarterly payments to the bank on the notional amount at the respective fixed rates.

Interest rate swaps designated as cash flow hedging instruments

As of December 31, 2019 and 2020, there are no interest rate swaps designated as cash flow hedging instruments for accounting purposes.

Interest rate swaps held for trading

The principal terms of the interest rate swaps held for trading were as follows:

						Notional Amount
		Trade	Effective	Termination	Fixed Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2019	2020
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2020	1.98%	66,667	N/A
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2021	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	66,667
GasLog	DNB	July 2016	July 2016	July 2022	1.719%	73,333	73,333
GasLog	HSBC	July 2016	July 2016	July 2022	1.79%	33,333	33,333
GasLog (1)	Nordea Bank Finland (“Nordea”)	July 2016	July 2016	July 2020	1.815%	66,667	N/A
GasLog (1)	SCB	July 2020	July 2016	July 2022	2.015%	N/A	66,667
GasLog	SEB	July 2016	July 2016	July 2021	1.8405%	50,000	50,000
GasLog (2)	HSBC	Feb 2017	Feb 2017	Feb 2022	2.005%/2.17%	100,000	100,000
GasLog (1)	Nordea	Feb 2017	Feb 2017	July 2020	2.0145%	100,000	N/A
GasLog (1)	SCB	July 2020	Feb 2017	Mar 2022	2.2145%	N/A	100,000
GasLog	ABN	Feb 2017	Feb 2017	Mar 2022	2.003%	100,000	100,000
GasLog	Nordea	May 2018	July 2020	July 2026	3.070%	N/A	66,667
GasLog	Nordea	May 2018	May 2018	July 2026	2.562%	66,667	66,667
GasLog	SEB	May 2018	July 2020	July 2024	3.025%	N/A	50,000
GasLog (7)	SEB	May 2018	Apr 2018	September 2020	2.300%	50,000	N/A
GasLog (5)	DNB	May 2018	July 2020	July 2020	3.056%	N/A	N/A
GAS-twenty seven Ltd. (5)	DNB	July 2020	July 2020	July 2024	3.146%	N/A	48,889
GAS-twenty seven Ltd. (5)	ING	July 2020	July 2020	July 2024	3.24%	N/A	24,444
GasLog	DNB	May 2018	July 2018	July 2025	2.472%	73,333	73,333
GasLog	HSBC	May 2018	Apr 2018	July 2024	2.475%	33,333	33,333
GasLog	HSBC	May 2018	Apr 2018	July 2025	2.550%	33,333	33,333
GasLog	Citibank Europe Plc. (“CITI”)	May 2018	July 2020	July 2024	3.082%	N/A	30,000
GasLog (3)	CITI	May 2018	July 2021	July 2025	3.095%	N/A	N/A
GasLog	SEB	December 2018	October 2018	July 2026	2.745%	50,000	50,000
GasLog	Nordea	December 2018	October 2018	July 2028	2.793%	66,667	66,667
GasLog	DNB	December 2018	January 2019	July 2025	2.685%	73,333	73,333
GasLog	SEB	December 2018	July 2020	July 2024	2.958%	N/A	50,000
GasLog (4)	Nordea	December 2018	July 2020	May 2020	2.937%	N/A	N/A
GasLog (4)	ING	May 2020	July 2020	July 2024	3.127%	N/A	100,000
GasLog (6)	DNB	December 2018	April 2020	April 2020/July 2020	2.979%	N/A	N/A
GAS- twenty seven Ltd. (6)	DNB	July 2020	April 2020	April 2025	2.979%/3.069%	N/A	40,000
GAS- twenty seven Ltd. (6)	ING	July 2020	July 2020	April 2025	3.176%	N/A	20,000
GAS- fifteen Ltd. (7)	NBG	September 2020	October 2020	July 2025	1.795%	N/A	94,923
					Total	1,170,000	1,578,256
(1)

In July 2020, the Group novated to SCB two interest rate swaps with Nordea originally maturing in March and July 2022 with notional amounts of $100,000 and $66,667, respectively. Upon transfer, SCB amended the fixed interest rate for their additional credit charges of 20bps.

(2)	The fixed interest rate was agreed at 2.005% until May 2020 and was increased at 2.17% from May 2020 to February 2022.
(3)	In May 2018, the Group entered into a new interest rate swap agreement with a notional amount of $30,000 maturing in July 2025.
(4)

In May 2020, the Group terminated an interest rate swap with Nordea originally maturing in July 2024 and replaced it with a new swap with ING of the same notional amount of $100,000 and the same maturity date of July 2024 with an effective date of July 2020. The impact of these parallel transactions for the Group was a loss of $41.

(5)

In July 2020, the Group terminated an interest rate swap with DNB originally maturing in July 2024 and replaced it with two new interest rate swap agreements entered by GAS-twenty seven Ltd. with DNB and ING of the same total notional amount of $73,333 and the same maturity date of July 2024 with an effective date of July 2020 and with no cash impact on the Group.

(6)

In July 2020, the Group terminated an interest rate swap with DNB originally maturing in April 2025 and replaced it with two new interest rate swap agreements entered by GAS-twenty seven Ltd. with DNB and ING of the same total notional amount of $60,000 and the same maturity date of April 2025 with an effective date of April and July 2020 and with no cash impact on the Group.

(7)

In September 2020, the Group terminated an interest rate swap with SEB originally maturing in July 2025 and replaced it with a new interest rate swap agreement entered by GAS-fifteen Ltd. with NBG of initial notional amount of $96,815 and the same maturity date of July 2025 with an effective date of October 2020 and with no cash impact on the Group.

The derivative instruments listed above were not designated as cash flow hedging instruments. The change in the fair value of these contracts for the year ended December 31, 2020 amounted to a net loss of $63,982  (December 31, 2019: $55,865 net loss, December 31, 2018: $4,333 net loss), which was recognized against profit or loss in the period incurred and is included in Loss on derivatives. During the year ended December 31, 2020, the net loss of $63,982 derived from changes in the LIBOR curve as well as modifications of the Group’s interest swap portfolio that includes interest rate swap agreements with maturities out to 2028.

Cross currency swap agreements

The Group entered into CCSs which converted the floating interest rate exposure and the variability of the USD functional currency equivalent cash flows into a fixed interest rate and principal on maturity with respect to the NOK 2021 Bonds and maintains CCSs which convert the floating interest rate exposure and the variability of the USD functional currency equivalent cash flows into a floating interest rate and principal on maturity with respect to NOK 2024 Bonds, in order to hedge the Group’s exposure to fluctuations deriving from NOK.

The CCSs are designated as cash flow hedging instruments for accounting purposes.

The principal terms of the CCSs designated as cash flow hedging instruments were as follows:

						Notional Amount
		Trade	Effective	Termination	Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2019	2020
GasLog(1)	DNB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog(1)	SEB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog(1)	Nordea	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
					Total	98,550	98,550
(1)

On November 27, 2019, in conjunction with the issuance of the NOK 2024 Bonds, the Group entered into these CCSs to exchange interest payments and principal on maturity on the same terms as the NOK 2024 Bonds.

For the year ended December 31, 2020, the effective portion of changes in the fair value of CCSs amounting to a gain of $1,873 has been recognized in Other comprehensive loss (December 31, 2019: $3,215 loss, December 31, 2018: $5,543 loss). For the year ended December 31, 2020, a loss of $625 was recycled to profit or loss representing the realized loss on CCSs in relation to the interest expenses component of the hedge (December 31, 2019: $607 loss, December 31, 2018: $454 loss). Additionally, for the year ended December 31, 2020, a loss of $3,248 was recognized in Other comprehensive loss in relation to the retranslation of the NOK Bonds in U.S. dollars as of December 31, 2020 (December 31, 2019: $325 loss, December 31, 2018: $4,831 gain).

Forward foreign exchange contracts

The Group uses forward foreign exchange contracts to mitigate foreign exchange transaction exposures in EUR and JPY. Under these forward foreign exchange contracts, the bank counterparty will effect fixed payments in EUR or JPY to the Group and the Group will effect fixed payments in USD to the bank counterparty on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

The principal terms of the forward foreign exchange contracts held for trading are as follows:

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(EUR/USD)	(in thousands)
GasLog	ABN	November 2020	3	January - March 2021	1.1978582 - 1.1995155	€6,000
GasLog	Citibank Europe PLC UK	November 2020	3	January - March 2021	1.1975 - 1.1991	€7,500
					Total	€13,500

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(JPY/USD)	(in thousands)
GasLog	Citibank Europe PLC UK	November 2020	1	January 2021	0.0096019938	JP¥	29,397
					Total	JP¥	29,397

The derivative instruments listed above were not designated as cash flow hedging instruments as of December 31, 2020. The change in the fair value of these contracts for the year ended December 31, 2020 amounted to a net loss of $21 (for the year ended December 31, 2019: $1,815 net gain, December 31, 2018: $3,589 net loss), which was recognized against profit or loss in the year incurred and is included in Loss on derivatives.

An analysis of Loss on derivatives is as follows:

	For the year ended
	December 31,
	2018	2019	2020
Unrealized loss on derivative financial instruments held for trading	(7,922)	(54,050)	(64,044)
Realized gain/(loss) on interest rate swaps held for trading	1,893	3,164	(20,855)
Realized gain/(loss) on forward foreign exchange contracts held for trading	241	(3,707)	564
Recycled loss of cash flow hedges reclassified to profit or loss	—	(697)	—
Ineffective portion of cash flow hedges	(289)	(151)	(323)
Total	(6,077)	(55,441)	(84,658)

Fair value measurements

The fair value of the Group’s financial assets and liabilities approximate to their carrying amounts at the reporting date.

The fair value of the interest rate swaps at the end of reporting period was determined by discounting the future cash flows using the interest rate yield curves at the end of reporting period and the credit risk inherent in the contract. The fair value of the CCSs at the end of the reporting period was determined by discounting the future cash flows that are estimated based on forward exchange rates and contract forward rates, discounted at a rate that reflects the credit risk of the counterparties. The Group uses its judgment to make assumptions that are primarily based on market conditions for the estimation of the counterparty risk and the Group’s own risk that are considered for the calculation of the fair value of the interest rate and CCSs. The interest rate swaps, the forward foreign exchange contracts and the CCSs meet Level 2 classification, according to the fair value hierarchy as defined by IFRS 13 Fair Value Measurement. There were no financial instruments in Levels 1 or 3 and no transfers between Levels 1,  2 or 3 during the periods presented. The definitions of the levels provided by IFRS 13 are based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities;
•

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).